Royalty Agreement and Contingent Consideration (Details)		6 Months Ended
	Jan. 27, 2024 Ounce	Jun. 30, 2026 USD ($) oz
Royalty Agreement and Contingent Consideration [Line Items]
Rate of the lesser (in Ounce) | Ounce	3,250
Percentage of gross production	30.00%
Percentage of royalty payment		1.00%
Net smelter return royalty terminates when the aggregate payments exceed (in Dollars) | $		$ 35,000,000
GSR Royalty Agreement [Member]
Royalty Agreement and Contingent Consideration [Line Items]
Percentage of royalty payment		2.00%
Sale of product of net smelter returns of cumulative ounces of gold (in Ounces) | oz		300,000
Description of royalty payment		The second is a contingent payment, defined as the payment of $20,000,000 (if the price of gold is <$1,400/oz), $30,000,000 (if the price of gold is $1,400–$1,700/oz), or $40,000,000 (if the price of gold is >$1,700/oz) upon the start of sulphide mining (refractory), such payment to be made in stages during the construction and operation of the sulphide project.
Blue Gold Bogoso Prestea Ltd [Member]
Royalty Agreement and Contingent Consideration [Line Items]
Rate of the lesser (in Ounce) | Ounce	2,000
Percentage of gross production	30.00%
Bond SPV Royalty [Member]
Royalty Agreement and Contingent Consideration [Line Items]
Rate of the lesser (in Ounce) | Ounce	250,000
Minimum [Member]
Royalty Agreement and Contingent Consideration [Line Items]
Sale of product of net smelter returns of cumulative ounces of gold (in Ounces) | oz		100,000
Maximum [Member]
Royalty Agreement and Contingent Consideration [Line Items]
Sale of product of net smelter returns of cumulative ounces of gold (in Ounces) | oz		300,000